Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Total		Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 31, 2012		$ 11,628			$ 60,896	$ 15,831	$ (71,367)	$ 6,268
Beginning Balance, Shares at Mar. 31, 2012				11,391,585
Net (loss) income		1,513					1,513
Cumulative translation adjustment	[2]	(501)	[1]					(501)
Total comprehensive income		1,012
Compensation expense resulting from stock options granted to Management		118				118
Issuance of Class A shares for stock rights offering/ private placement, net of taxes of $0		3,593			3,593
Issuance of Class A shares for stock rights offering/ private placement, net of taxes of $0, Shares				3,442,026
Ending Balance at Mar. 30, 2013		$ 16,351			64,489	15,949	(69,854)	5,767
Ending Balance, Shares at Mar. 30, 2013		14,833,611		14,833,611
Net (loss) income		$ (5,801)					(5,801)
Cumulative translation adjustment	[2]	(2,006)	[1]					(2,006)
Total comprehensive income		(7,807)
Compensation expense resulting from stock options granted to Management		143				143
Exercise of stock options		$ 74			125	(51)
Exercise of stock options, Shares		74,813		74,813
Issuance of Class A shares for stock rights offering/ private placement, net of taxes of $0		$ 4,861			4,861
Issuance of Class A shares for stock rights offering/ private placement, net of taxes of $0, Shares				2,941,085
Ending Balance at Mar. 29, 2014		$ 13,622			69,475	16,041	(75,655)	3,761
Ending Balance, Shares at Mar. 29, 2014		17,849,509		17,849,509
Net (loss) income		$ (8,632)					(8,632)
Cumulative translation adjustment	[2]	(2,359)	[1]					(2,359)
Total comprehensive income		(10,991)
Compensation expense resulting from stock options granted to Management		76				76
Exercise of stock options		$ 116			126	(10)
Exercise of stock options, Shares		111,372		111,372
Ending Balance at Mar. 28, 2015		$ 2,823			$ 69,601	$ 16,107	$ (84,287)	$ 1,402
Ending Balance, Shares at Mar. 28, 2015		17,960,881		17,960,881

[1]	Item that may be reclassified to the Statement of Operations in future periods
[2]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).